14. STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)	Sep. 30, 2017	Sep. 13, 2017	Jun. 30, 2017	Jan. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Preferred stock, issued shares	50,000				50,000
Preferred stock, outstanding shares	50,000				50,000
Common stock, issued	9,367,057				7,197,761		2,047,309
Common stock, Outstanding	9,367,057				7,197,761		2,047,309
Noncontrolling interest					$ 0		$ 2,977,808	[1]
Common Stock	200,000,000	200,000,000	400,000,000	200,000,000	200,000,000		200,000,000
Common Stock purchase price per share	$ 0.015				$ 0.015		$ 0.015
Series A Preferred Stock
Preferred stock, issued shares					0		1,043
Preferred stock, outstanding shares					0		1,043
Series B Preferred Stock
Preferred stock, issued shares					0	2,300,000	3,300,000
Preferred stock, outstanding shares					0		3,300,000
Series C Preferred Stock
Preferred stock, issued shares	50,000				1,000,000	50,000	1,000,000
Preferred stock, outstanding shares	50,000				1,000,000		1,000,000
Employee Incentive Plan	500,000				500,000
Investments Exercised Warrants	$ 2,170,000				$ 2,170,000

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.